UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 165.8%

Security	Principal Amount (000’s omitted)	Value
Education — 7.9%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,408,481
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	699,534
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	427,435
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,353,590
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,006,842

		$4,895,882

Escrowed/Prerefunded — 24.6%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/28	$1,510	$1,619,717
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/30	1,455	1,560,720
New Jersey Economic Development Authority, (Duke Farms Foundation), Prerefunded to 7/1/19, 5.00%, 7/1/48	2,040	2,096,386
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	105	107,932
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	276,787
New Jersey Educational Facilities Authority, (Kean University), Prerefunded to 9/1/19, 5.50%, 9/1/36	1,650	1,712,551
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	945,488
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	234,057
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,042,270
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.25%, 1/1/40	3,600	3,643,020
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	1,900	1,942,427

		$15,181,355

General Obligations — 19.1%
Massachusetts, 5.00%, 9/1/38(1)	$4,000	$4,644,840
Monmouth County Improvement Authority, 5.00%, 1/15/28	340	364,378
Monmouth County Improvement Authority, 5.00%, 1/15/30	340	363,970
Ocean County, 3.00%, 9/1/35(1)	1,530	1,478,485
Ocean County, 3.00%, 9/1/36(1)	625	599,744
Ocean County, 4.00%, 9/1/30(1)	1,305	1,445,679
Ocean County, 5.00%, 9/1/28(1)	1,185	1,431,871
Ocean County, 5.00%, 9/1/29(1)	1,245	1,497,697

		$11,826,664

Hospital — 13.8%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$706,355
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,263

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	$750	$769,020
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	1,600	1,611,776
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	292,152
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	51,267
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	3,440	3,913,791
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,111,002

		$8,555,626

Industrial Development Revenue — 7.6%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(2)	$1,085	$1,095,796
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	54,030
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	146,717
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	828,600
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	230,626
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,311,370

		$4,667,139

Insured-Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$146,363
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	526,152
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	637,085

		$1,309,600

Insured-Escrowed/Prerefunded — 2.9%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,248,196
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	520	525,668

		$1,773,864

Insured-General Obligations — 2.6%
Atlantic City, (BAM), 5.00%, 3/1/37	$500	$552,350
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,015	1,026,063

		$1,578,413

Insured-Hospital — 2.3%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,380	$1,422,256

		$1,422,256

Insured-Lease Revenue/Certificates of Participation — 1.9%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,182,180

		$1,182,180

Insured-Special Tax Revenue — 11.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$4,278,540

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	$760	$578,907
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,470,681
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	510,091

		$6,838,219

Insured-Transportation — 7.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$938,298
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,639,440
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,599,072
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	327,524

		$4,504,334

Lease Revenue/Certificates of Participation — 2.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$995	$1,015,756
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	411,168

		$1,426,924

Senior Living/Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$465,702
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	771,070
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	713,328
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	230,207

		$2,180,307

Special Tax Revenue — 10.2%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$95	$95,053
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	175,081
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(3)	5,600	5,784,408
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37(4)	500	245,000

		$6,299,542

Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, (AMT), 3.75%, 12/1/33	$150	$149,304
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/35	800	812,888
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	770,777

		$1,732,969

Transportation — 31.1%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37	$1,830	$2,101,078
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(3)	2,150	2,445,324
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47	3,165	3,599,744

Security	Principal Amount (000’s omitted)	Value
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,099,994
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,120,316
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	804,803
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,164,273
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	252,398
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	535,337
Port Authority of New York and New Jersey, 5.00%, 10/15/41(3)	5,000	5,639,350
South Jersey Transportation Authority, 5.00%, 11/1/39	400	433,640

		$19,196,257

Water and Sewer — 12.7%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(3)	$6,250	$7,184,625
Sussex County Municipal Utilities Authority, 0.00%, 12/1/36	1,250	668,625

		$7,853,250

Total Tax-Exempt Municipal Securities — 165.8% (identified cost $99,507,284)		$102,424,781

Taxable Municipal Securities — 4.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 3.1%
Atlantic City, 7.50%, 3/1/40	$1,445	$1,944,652

		$1,944,652

Transportation — 1.4%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(5)	$750	$837,142

		$837,142

Total Taxable Municipal Securities — 4.5% (identified cost $2,289,950)		$2,781,794

Total Investments — 170.3% (identified cost $101,797,234)		$105,206,575

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (35.9)%		$(22,207,333)

Other Assets, Less Liabilities — (34.4)%		$(21,211,402)

Net Assets Applicable to Common Shares — 100.0%		$61,787,840

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 17.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 6.5% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $1,095,796 or 1.8% of the Trust’s net assets applicable to common shares.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Issuer is in default with respect to interest payments.

(5)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$102,424,781	$—	$102,424,781
Taxable Municipal Securities	—	2,781,794	—	2,781,794
Total Investments	$—	$105,206,575	$—	$105,206,575

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In July 2018, the Trustees of the Trust approved an Agreement and Plan of Reorganization whereby Eaton Vance Municipal Income Trust (Municipal Income Trust) would acquire substantially all the assets and assume substantially all the liabilities of the Trust in exchange for common shares of Municipal Income Trust. The proposed reorganization is subject to approval by the shareholders of the Trust.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018